Goodwill Allocation to Cash Generating Units CGU Identified According to Type of Operation (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Oct. 13, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	¥ 237	¥ 237	[1]	¥ 237
Southern Airlines Group Import and Export Trading Company [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	182	182
Xiamen Airlines Culture and Media Co., Ltd [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	¥ 55	¥ 55			¥ 55

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).